ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Aug. 31, 2020
Accounts Receivable [Abstract]
Disclosure of detailed information about balances of accounts receivables [Table Text Block]
	AUGUS 31, 2020	AUGUST 31, 2019
Trade receivables	$11,096	$11,900
Harmonized sales taxes receivable	728	4,741
Government programs	2,936	168
Less: Provision for doubtful accounts	(13)	(268)
	$14,747	$16,541